BORROWINGS (Details) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Short-term borrowings	$ 33,344	205,000	35,000
Current portion of long-term borrowings	2,684	16,500	4,000
Long-term borrowings		64,819	35,000